Share-Based Compensation - Stock option activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
CMVT | Stock options 2021 plan
Share-Based Compensation
Number of units/share, Balance | shares	2,352,500	1,289,500	2,291,000	2,291,000
Number of units/share, Granted | shares	20,000	1,201,000	288,000	288,000
Number of units/shares, Forfeited | shares	(55,000)	(138,000)
Number of units/shares, Balance | shares	2,317,500	2,352,500	1,289,500	1,289,500	2,291,000
Number of units/shares, Exercisable | shares	1,722,000
Effect of capital reduction | shares			(1,289,500)	(1,289,500)
Weighted average exercise price, Balance | $ / shares	$ 0.41	$ 0.5	$ 0.36
Weighted average exercise price, Granted | $ / shares	0.34	0.32	0.33
Weighted average exercise price, Effect of capital reduction | $ / shares				$ 0.36
Weighted average exercise price, Forfeited | $ / shares	0.41	0.47
Weighted average exercise price, Balance | $ / shares	0.41	$ 0.41	$ 0.5		$ 0.36
Weighted average exercise price, Exercisable | $ / shares	$ 0.44
Weighted average remaining contractual term, Balance (in years)	1 year 3 months 18 days	1 year 9 months 18 days	1 year 6 months	1 year 6 months	2 years 6 months
Weighted average remaining contractual term, Exercisable (in years)	1 year
Liqxtal Technology Inc | Stock option 2025 plan
Share-Based Compensation
Number of units/share, Balance | shares	0
Number of units/share, Granted | shares	681,000
Number of units/shares, Balance | shares	681,000	0
Weighted average exercise price, Balance | $ / shares	$ 0
Weighted average exercise price, Granted | $ / shares	0.65
Weighted average exercise price, Balance | $ / shares	$ 0.65	$ 0
Weighted average remaining contractual term, Balance (in years)	3 years 11 months 1 day